Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION
13.	STOCK-BASED COMPENSATION

Each unvested stock option that was outstanding immediately prior to the Merger Transaction was converted into an option to purchase a number of shares of Class A common stock on terms substantially identical to those in effect prior to the Merger Transaction, except for adjustments to the underlying number of shares and the exercise price based on the exchange ratio of 0.4047.

Under the Company’s 2014 Equity Incentive Plan (the “2014 Plan”), officers, employees and consultants may be granted options to purchase shares of the Company’s authorized but unissued common stock. Options granted under the 2014 Plan may be qualified as incentive stock options or non-qualified stock options. Qualified incentive stock options may only be granted to employees. As part of the Merger Transaction the 2014 Plan was terminated and a new 2020 Equity Incentive Plan (the “2020 Plan”) was approved by the Company’s Board of Directors (the “Board”) and the Company’s stockholders on October 30, 2020. As a result of the termination no additional grants can be issued under the 2014 Plan. The total number of shares of Class A common stock reserved for awards under the 2020 Plan initially equaled 11% of the fully diluted capitalization of the Company as of the closing of the Merger Transaction, or 9,707,040 shares of Class A common stock.

In accordance with the automatic share increase provision in the 2020 Plan, the total number of shares of Class A common stock reserved for awards will automatically be increased on the first day of each fiscal year beginning with the 2021 fiscal year in an amount equal to the lesser of (i) 5% of the outstanding shares on the last day of the immediately preceding fiscal year and (ii) such number of shares as determined by the Board. On January 1, 2021, an additional 3,838,275 shares were automatically made available for issuance under the 2020 Plan, which represented 5% of the number of shares of Class A common stock outstanding on December 31, 2020, resulting in a total of 13,545,315 shares reserved for awards under the 2020 Plan.

The Company has granted a total 4,465,861 Restricted Stock Units (“RSUs”) and 1,523,154 Performance Stock Units (“PSUs”) under the 2020 Plan through March 31, 2021. The number of shares of Class A common stock remaining available for future grants under the 2020 Plan is 7,556,300 as of March 31, 2021.

As part of the Merger Transaction, the Board and the Company’s stockholders approved the SOC Telemed, Inc. Employee Stock Purchase Plan (the “ESPP”) on October 30, 2020. Under the ESPP, eligible employees and eligible service providers of the Company or an affiliate will be granted rights to purchase shares of Class A common stock at a discount of 15% to the lesser of the fair value of the shares on the offering date and the applicable purchase date. The total number of shares of Class A common stock reserved for issuance under the ESPP initially equaled 2% of the fully diluted capitalization of the Company as of the closing of the Merger Transaction, or 1,764,916 shares. In accordance with the automatic share increase provision in the ESPP, the total number of shares of Class A common stock reserved for issuance will be automatically increased on the first day of each fiscal year, beginning with the 2021 fiscal year and ending on the first day of 2031 fiscal year, in an amount equal to lesser of (i) 1% of the total number of shares of Class A common stock outstanding on the last day of the calendar month prior to the date of such automatic increase and (ii) such number of shares as determined by the Board. No shares were added on January 1, 2021. In March 2021, the Board approved of the amendment and restatement of the ESPP to, among other things, implement an additional limitation of 1,000,000 shares of Class A common stock to the ESPP’s automatic share increase provision. The amendment and restatement of the ESPP is subject to the approval of the Company’s stockholders at the annual meeting to be held on June 3, 2021.

The Board establishes the options’ exercise prices, or the methodology used in determining the options’ exercise prices. The Board also establishes the vesting, expiration, and restrictions related to the options granted. Each option has an individual vesting period which varies per option subject to approval from Board of Directors. Generally, options expire after ten years or earlier if the optionee terminates their business relationship with the Company.

No stock options were granted for the three months period ended March 31, 2021 and year ended December 31, 2020. The fair value of each grant was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions:

	2021 (1)	2020 (2)
Weighted-average volatility	-	80.0%
Expected dividends	-	0.0%
Expected term (in years)	-	1 - 5
Risk-free interest rate	-	0.15% - 0.40%

(1)	No new grants issued for the period ended March 31, 2021.
(2)	No new grants issued for the year ended December 31, 2020. These assumptions relate to option modifications in 2020.

During the year ended December 31, 2019, the Company granted options that would vest upon satisfying a performance condition, which was a liquidity event defined as a change in control. Since the Merger Transaction did not meet the definition of a change in control, the Company modified options to purchase 922,221 shares of Class A common stock to provide for the time-based vesting of these awards in connection with the Merger Transaction. As a result of the modification, the Company will recognize $7.4 million in stock-based compensation expense over a weighted-average period of 1.4 years from the date of the Merger Transaction. Outstanding expense for these modified options of $5.1 million as of March 31, 2021 is expected to be recognized over a weighted average period of 1.1 years

In connection with the Merger Transaction several awards were granted to current and former Executives of the Company:

●

A “Base Full Value Award” was promised to the current CEO of the Company with the award value of 3% of the Company’s outstanding shares at the closing of the Merger Transaction. The final terms of the award were not agreed to as of December 31, 2020; however the award required the Company to pay, in cash, on each applicable vesting (or payment) date the value of the award that would have vested on that date if the Base Full Value Award was not granted within 90 days of the closing of the Merger Transaction. The award had not been granted within 90 days of the closing of the Merger Transaction and the required cash payment was determined to be a liability-based award and was accrued for $4.2 million as of December 31, 2020. The liability was classified as Stock-based compensation liabilities in the balance sheet and included within selling, general and administrative expenses in the statements of operations.

On February 16, 2021 the award for the current CEO was modified and the stock-based compensation liabilities for the Base Full Value Award were replaced by new RSUs and PSUs granted on February 16, 2021. The Company revalued the cash liability award as of the modification date and recorded an additional cash liability of $1.7 million for the period until February 15, 2021. As a result of the modification the total cash liability of $5.9 million was reclassified from liability to equity and the related expense of $11.4 million will be recognized over 3.5 years

●	The CEO of the Company was deemed granted an award of PSUs equal to 15% of the Sponsor Earnout Shares during 2020 which award includes the same market vesting conditions as the Sponsor Earnout Shares as noted in Note 12 and described in Note 16 to the Company’s audited consolidated financial statements included in the Annual Report. The Company utilized a Monte Carlo simulation to determine the grant date fair value of $2.7 million. The award resulted in an expense of $1.3 million and $0 million for the three months ended March 31, 2021 and 2020, respectively.

The Company granted 3,404,541 new RSUs during the three months ended March 31, 2021, that are subject to service period vesting. The service period vesting requirements range from 3 to 5 years for all outstanding RSUs. The following table summarizes activity of RSUs for the three months ended March 31, 2021 and year ended December 31, 2020:

	Number of RSUs	Weighted-Average Fair Value
Outstanding RSUs at December 31, 2019	-	-
Granted	1,342,570	$9.95
Vested	(1,061,320)	(10.06)
Forfeited	-	-
Outstanding RSUs at December 31, 2020	281,250	$7.13
Granted	3,404,541	7.79
Vested	(25,946)	7.43
Forfeited	(16,151)	7.43
Outstanding RSUs at March 31, 2021	3,643,694	$7.94

The Company granted 1,523,154 new PSUs during the three months ended March 31, 2021, that are subject to vesting based on market-based vesting conditions. The PSUs granted have a dual vesting requirement based on the performance of the Company’s Class A common stock as well as a minimum service period requirement. The Company valued all outstanding PSUs applying an approach that incorporated a Monte Carlo simulation, which involved random iterations that took different future price paths over each one of the components of the PSUs based on the appropriate probability distributions (which are based on commonly applied Black Scholes inputs). The fair value was determined by taking the average of the grant date fair values under each Monte Carlo simulation trial. The Company recorded $1.2 million and $0 expense for PSUs for the three months ended March 31, 2021 and 2020. The following table summarizes activity of PSUs for the three months ended March 31, 2021 as there were no PSUs granted for the year ended December 31, 2020:

	Number of PSUs	Weighted-Average Fair Value
Outstanding PSUs at December 31, 2020	-	-
Granted	1,523,154	$5.29
Vested	-	-
Outstanding PSUs at March 31, 2021	1,523,154	$5.29

The fair value of each grant made for three-month period ended March 31, 2021 was estimated on the grant date using the Monte Carlo simulation with the following assumptions:

	Three Months Ended March 31,
	2021	2020 (1)
Current Stock Price	$7.43	-
Expected volatility	65.0%	-
Expected term (in years)	3.5	-
Risk-free interest rate	0.24% - 0.31%	-

(1)	No PSUs were issued for the three-month period ended March 31, 2020.

The Company recognized $6.0 million and $0.1 million in stock-based compensation expense, which is included in selling, general and administrative expenses on the consolidated statements of operations, for the three months ended March 31, 2021 and 2020, respectively. As of March 31, 2020, the Company had $30.5 million of total unrecognized compensation cost, which is expected to be recognized as stock-based compensation expense over the remaining weighted-average vesting period of approximately 2.8 years. The Company received $0 and less than $0.1 million for the three months ended March 31, 2021 and 2020, respectively, for stock options exercised during each period. The intrinsic value of the options exercised was less than $0.1 million for each of the three months ended March 31, 2021 and March 31, 2020.

The following table summarizes stock option activity of the 2014 Plan for the three months ended March 31, 2021 and year ended December 31, 2020:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)
Outstanding stock options at December 31, 2019	8,264,941	$3.09	6.15

Granted	-	-
Exercised	(5,546,222)	3.13
Forfeited or expired	(1,175,557)	3.18
Outstanding stock options at December 31, 2020	1,543,162	$3.05	7.09

Granted	-
Exercised	(3,843)	8.49
Forfeited or expired	(25,896)	3.27
Outstanding stock options at March 31, 2021	1,513,423	$3.03	6.66

The intrinsic value of the outstanding options was $4.9 million and $7.4 million at March 31, 2021 and December 31, 2020, respectively.

18.	STOCK-BASED COMPENSATION

Each unvested stock option that was outstanding immediately prior to the Merger Transaction was converted into an option to purchase a number of shares of Class A common stock on terms substantially identical to those in effect prior to the Merger Transaction, except for adjustments to the underlying number of shares and the exercise price based on the exchange ratio of 0.4047.

Under the Company's 2014 Equity Incentive Plan (the "2014 Plan"), officers, employees and consultants may be granted options to purchase shares of the Company's authorized but unissued common stock. Options granted under the 2014 Plan may be qualified as incentive stock options or non-qualified stock options. Qualified incentive stock options may only be granted to employees. As part of the Merger Transaction the 2014 Plan was terminated and a new 2020 Equity Incentive Plan (the "2020 Plan" was approved by the Board on October 30, 2020. As a result of the termination no additional grants can be issued under the 2014 Plan. Total number of shares of Common Stock reserved for awards under the 2020 Plan initially equaled 11% of the fully diluted capitalization of the Company as of the closing of the Merger Transaction, or 9,672,709 shares of Class A common stock. The maximum number of Class A common shares available for future grants under the 2020 Plan is 9,672,709 as of December 31, 2020. There were no grants under the 2020 Plan in 2020.

The Company's Board of Directors establishes the options' exercise prices, or the methodology used in determining the options' exercise prices. The Company's Board of Directors also establishes the vesting, expiration, and restrictions related to the options granted. Each option has an individual vesting period which varies per option subject to approval from Board of Directors. Generally, options expire after ten years or earlier if the optionee terminates their business relationship with the Company.

The weighted-average grant-date fair value of options granted in 2019 was $3.64 per share. No stock options were granted in 2020. The fair value of each grant was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions:

	2020 (1)	2019
Weighted-average volatility	80.0%	55.0%
Expected dividends	0.0%	0.0%
Expected term (in years)	1 - 5	5 - 10
Risk-free interest rate	0.15% - 0.40%	1.98% - 2.64%

(1)	No new grants issued in 2020 prior to the Merger Transaction. These assumptions relate to option modifications in 2020.

During the year ended December 31, 2019, the Company granted options that would vest upon satisfying a performance condition, which was a liquidity event defined as a change in control. Since the Merger Transaction did not meet the definition of a change in control, the Company modified options to purchase 922,221 shares of Class A common stock to provide for the time-based vesting of these awards in connection with the Merger Transaction. As a result of the modification, the Company will recognize $7.4 million in stock-based compensation expense over a weighted-average period of 1.2 years from the date of the Merger Transaction.

During the year ended December 31, 2020 the Company modified two option grants such that the period to exercise the options was extended from July 2020 to January 2021. As a result of this modification the Company recognized incremental stock compensation expense of $0.8 million.

In connection with the Merger Transaction several awards were granted to current and former Executives of the Company:

●	A "Transaction Award" was authorized on August 18, 2020 to the former interim-CEO of the Company. The award was granted in the form of restricted stock units and equaled 1.35% of the fully diluted equity of the Company as of the closing of the Merger Transaction. Since there is no substantive future service requirement post transaction date, the award was fully expensed in 2020 for $10.7 million and included in selling, general and administrative expense in the consolidated statement of operations.

●	A "Base Full Value Award" was promised to the current CEO of the Company with the award value of 3% of the Company's outstanding shares at the closing of the Merger Transaction. The final terms of the award were not agreed to as of December 31, 2020; however the award required the Company to pay, in cash, on each applicable vesting (or payment) date the value of the award that would have vested on that date if the Base Full Value Award was not granted within 90 days of the closing of the Merger Transaction. The award had not been granted within 90 days of the closing of the Merger Transaction and the required cash payment was determined to be a liability-based award and was accrued for $4.2 million as of December 31, 2020. The liability was classified as Stock-based compensation liabilities in the balance sheet and included within selling, general and administrative expenses in the statements of operations.

●	The CEO of the Company was deemed granted an award of performance stock units equal to 15% of the Sponsor Earnout Shares during 2020 which award includes the same market vesting conditions as the Sponsor Earnout Shares as noted in Note 16. We utilized a Monte Carlo simulation to determine the grant date fair value of $2.7 million. The award resulted in $0.8 million expense for the year ended December 31, 2020.

The following table summarizes outstanding restricted stock units ("RSUs") activity in connection with the Merger Transaction:

	Number of RSUs	Weighted Average Fair Value
Outstanding RSUs at December 31, 2019	-	-
Granted	1,342,570	9.95
Vested	(1,061,320)	(10.06)

Outstanding RSUs at December 31, 2020	281,250	7.13
Expected RSUs to vest as of December 31, 2020	281,250	$7.13

Upon execution of the reverse recapitalization transaction, all vested and in-the-money options were exercised and exchanged for Class A common stock in the Company. The withholding taxes due on the option exercises were net settled and the Company effectively repurchased $11.9 million of Class A common stock. The Company remitted $11.9 million in withholding taxes on behalf of the option holders.

The Company recognized $17.9 million and $1.1 million in stock-based compensation expense, which is included selling, general and administrative expenses on the statements of operations, for the years ended December 31, 2020 and 2019, respectively. As of December 31, 2020, the Company had $22.6 million of total unrecognized compensation cost, which is expected to be recognized as stock-based compensation expense over the remaining weighted-average vesting period of approximately 1.6 years. The Company received $0 and less than $0.1 million for the years ended December 31, 2020 and 2019, respectively, for stock options exercised during each year. The intrinsic value of the options exercised was $38.4 million and less than $0.1 million for each of the years ended December 31, 2020 and December 31, 2019.

The following table summarizes stock option activity of the Plan for the period from January 1, 2019 through December 31, 2020:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)
Outstanding stock options at December 31, 2018	7,687,698	$3.09	7.39

Granted	1,276,490	3.63
Exercised	(9,509)	2.00
Forfeited or expired	(689,738)	3.86

Outstanding stock options at December 31, 2019	8,264,941	3.11	6.15

Granted	-
Exercised	(5,546,222)	3.13
Forfeited or expired	(1,175,557)	3.18

Outstanding stock options at December 31, 2020	1,543,162	3.05	7.09
Vested or expected stock options to vest at December 31, 2020	914,445	3.05	7.09
Exercisable at December 31, 2020	13,363	$6.53	4.65

The intrinsic value of the outstanding options was $7.4 million and $0 million at December 31, 2020 and December 31, 2019, respectively.